CONSOLIDATED BALANCE SHEETS - 10K (Parenthetical) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Oct. 08, 2013
Statement of Financial Position [Abstract]
Allowance for doubtful accounts on trade receivables	$ 10.7	$ 10.5	$ 9.3
Accumulated depreciation on property, plant and equipment	286.3	271.7	250.5
Accumulated amortization on intangible assets	$ 72.8	$ 61.1	$ 39.3
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00	$ 0.01
Preferred stock, shares authorized (shares)	1,000	1,000	1,000
Preferred stock, shares issued (shares)	546	546	546
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Common stock, shares authorized (shares)	10,000	10,000	10,000
Common stock, shares issued (shares)	5,260	5,260	5,260